TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 2,938	$ 3,555
Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	2,938	3,555
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	2,767	3,528
Less than one year [Member] | Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	2,767	3,528
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	171	27
Between one and five years [Member] | Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 171	$ 27